ACQUISITIONS - Summary of the purchase price consideration (Details) - Mod Cloth [Member] - USD ($) $ in Thousands		12 Months Ended
	Dec. 01, 2022	Dec. 31, 2022
Business Acquisition [Line Items]
Total cash consideration	$ 1,500
Settlement of pre-existing relationship (a)	5,415
Remaining consideration as part of the acquisition	6,915
Fair value of previously held equity interest	1,920	$ 1,920
Purchase price consideration	$ 8,835